ESOP PLAN (Details Textuals) (Employee Stock Ownership Plan (the "ESOP"), USD $)	9 Months Ended
Sep. 30, 2012
Employee Stock Ownership Plan (the "ESOP")
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Contribution expense	$ 135,000
ESOP principal payment	99,000
ESOP interest expenses	36,000
ESOP compensation expenses	$ 99,000
Fair value per share of the shares held by the ESOP	$ 1.10